SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL
Schedule of composition of share capital

	Number of shares
	December 31,
	2024	2023

Authorized ordinary shares (1)	39,994,000,000	19,994,000,000
Authorized preferred shares (reserved)	6,000,000	6,000,000
Issued and paid ordinary shares	12,899,831,000	7,869,853,000
Issued and paid – in ADSs term (2)	1,290,000	787,000